UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2009.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		3/31/09

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  53,021 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

AT&T Corporation               COM     00206R102     1776   70495SH              Sole               70495
Abbott Laboratories            COM     002824100     1735   36376SH              Sole               36376
Aecom Technology Corp          COM     00766T100     1373   52650SH              Sole               52650
Aetna Inc                      COM     00817Y108      982   40380SH              Sole               40380
American Italian Pasta Company COM     027070101     1474   42340SH              Sole               42340
Cabot Oil & Gas                COM      127097103    1348   57180SH              Sole               57180
Celgene Corp                   COM      151020104    1085   24430SH              Sole               24430
CenterPoint Energy             COM     15189T107     2226  213430SH              Sole              213430
Chevron Corp                   COM      166764100     323    4808SH              Sole                4808
Coca-Cola Co                   COM      191216100     528   12010SH              Sole               12010
Colgate-Palmolive              COM      194162103     253    4285SH              Sole                4285
ConocoPhillips                 COM     20825C104     1025   26183SH              Sole               26183
Deerfield Capital Corporation  COM      244331104      15   15000SH              Sole               15000
Dominion Resources             COM     25746U109     1491   48100SH              Sole               48100
EnCana Corp                    COM      292505104     305    7500SH              Sole                7500
Endo Pharmaceuticals Holdings  COM     29264F205      996   56320SH              Sole               56320
Ennis Inc                      COM      293389102     300   33861SH              Sole               33861
Exxon Mobil                    COM     30231G102     1246   18296SH              Sole               18296
Gabriel Resources              COM      361970106      61   32000SH              Sole               32000
General Mills                  COM      370334104    1588   31830SH              Sole               31830
Georgia Gulf Corp              COM      373200203      14   20000SH              Sole               20000
Gilead Sciences                COM      375558103    2484   53622SH              Sole               53622
H J Heinz                      COM      423074103    1247   37730SH              Sole               37730
International Business Machine COM      459200101    1457   15036SH              Sole               15036
Johnson & Johnson              COM      478160104     799   15184SH              Sole               15184
L-3 Communications Holdings    COM      502424104    1448   21352SH              Sole               21352
Lowes Companies                COM      548661107    1059   58015SH              Sole               58015
McDonalds Corp                 COM      580135101    2044   37461SH              Sole               37461
Medco Health Solutions Inc     COM     58405U102     1912   46245SH              Sole               46245
Monsanto Co                    COM     61166W101     1389   16710SH              Sole               16710
Morgan Stanley                 COM      617446448    1136   49870SH              Sole               49870
Northern Trust Corp            COM      665859104    1415   23650SH              Sole               23650
Oracle Systems                 COM     68389X105      299   16556SH              Sole               16556
Patriot Scientific Corp        COM     70336N107        1   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    2091   40617SH              Sole               40617
Petrohawk Energy Corp          COM      716495106     654   34000SH              Sole               34000
Procter & Gamble               COM      742718109     397    8433SH              Sole                8433
Rambus Inc                     COM      750917106    2144  226910SH              Sole              226910
Rick's Cabaret                 COM      765641303      91   20000SH              Sole               20000
Schlumberger                   COM      806857108     893   21994SH              Sole               21994
Stericycle                     COM      858912108    1303   27308SH              Sole               27308
Thermo Fisher                  COM      883556102    1201   33680SH              Sole               33680
Travelers Group                COM     89417E109     1494   36750SH              Sole               36750
United Technologies            COM      913017109    1414   32900SH              Sole               32900
Verizon Communications         COM     92343V104     1584   52436SH              Sole               52436
WebMediaBrands Inc             COM     94770W100     1293 3241588SH              Sole             3241588
Wyeth                          COM      983024100     203    4724SH              Sole                4724
Yum Brands Inc                 COM      988498101    1425   51855SH              Sole               51855